Borrowings - Loan From Related Parties (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Apr. 03, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Drawn amount						$ 479,984
Borrowings repayments				$ 168,585	$ 205,179	$ 540,701
Borrowings outstanding balance				$ 921,946	$ 1,085,758
Revolving credit sponsor facility
Borrowings
Amount of credit facility			$ 30,000
Facility availability period			5 years
Interest rate			9.125%
Percentage of commitment fee on the undrawn balance			1.00%
Drawn amount		$ 10,000
Borrowings repayments	$ 10,000
Term loan sponsor credit facility
Borrowings
Amount of credit facility			$ 45,000
Facility availability period			5 years